Research and Development Expense - Schedule of Research and Development Expense (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	€ (72,873)	€ (30,588)
Clinical Expenses
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(44,256)	(21,026)
Non-clinical Expenses
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(1,837)	(1,264)
Personnel Expense
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(13,708)	(1,869)
Manufacturing Costs
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(12,633)	(6,001)
Regulatory Expenses
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(394)	(381)
Other R&D costs
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	€ (45)	€ (47)